State Street SPDR Nuveen ICE Municipal Bond ETF Average Annual Total Returns		12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money 1-25 Years Index/Bloomberg Municipal Managed Money Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.23%		0.33%		2.19%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Nuveen ICE Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.49%		(0.29%)		1.71%
State Street SPDR Nuveen ICE Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.45%		(0.30%)		1.70%
State Street SPDR Nuveen ICE Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.41%		0.32%		1.84%

[1]	Returns shown are reflective of the ICE 1+ Year AMT-Free Broad Municipal Index for the period from June 1, 2025 to December 31, 2025, the Bloomberg Municipal Managed Money 1-25 Years Index for the period from January 2, 2019 to May 31, 2025 and the Bloomberg Municipal Managed Money Index for the period from January 1, 2016 to January 1, 2019.